Shareholder Report, Holdings (Details) - Putnam Ultra Short MAC Series	Jul. 31, 2024
Investment-Grade Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Short-Term Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
U.S. Treasury/Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%